Equity (Tables)	12 Months Ended
Dec. 31, 2022
Equity [abstract]
Summary of Share Repurchase Program
A summary of the repurchased shares for the Company as of December 31, 2022 is as follows:

	Shares	Cash paid (in thousands)
2014	182,592	$(18,506)
2015	2,127,900	(117,882)
2021	559,025	(40,514)
2022	2,571,917	(167,639)

	5,441,434	$(344,541)